united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2019

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since
	Six Months	One Year	Years	Years	Inception(a)
Class I	3.05%	3.15%	5.13%	3.02%	3.41%
Class N	2.99%	2.88%	4.87%	2.78%	3.17%
Class Y	3.17%	3.27%	5.17%	3.13%	3.52%
BofA ML 3-5 Yr Treasury Index (b)	3.98%	4.55%	1.02%	1.66%	1.65%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.50% for Class I shares, 1.74% for Class N shares, and 1.43% for Class Y shares per the February 28, 2019 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
U.S. Government Obligations	93.8%
Cash and Other Assets Less Liabilities	6.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	5.09%	5.97%	5.44%
Class N	5.00%	5.80%	5.21%
Bloomberg Barclays U.S. Municipal Bond Index(b)	5.68%	6.16%	4.46%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.52% for Class I shares and 1.73% for Class N shares per the February 28, 2019 prospectus, as supplemented. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
Mutual Funds	98.4%
Short-Term Investments	0.3%
Cash and Other Assets Less Liabilities	1.3%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	5.93%	4.45%	7.41%
Class N	5.79%	4.25%	7.23%
Redwood AlphaFactor® Tactical Focused Index (b)	8.74%	7.98%	22.18%
S&P 500 Total Return Index (c)	9.76%	13.49%	12.98%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the February 28, 2019 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Tactical Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
Semiconductors	11.5%
Banks	10.3%
Diversified Financial Services	10.1%
Computers	9.6%
Pharmaceuticals	9.2%
Retail	9.0%
Insurance	6.7%
Commercial Services	3.6%
Electronics	3.4%
Office / Business Equipment	3.2%
Other/Cash and Equivalents	23.4%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019 compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	4.86%	4.40%	2.14%
Class N	4.71%	4.06%	1.89%
Redwood AlphaFactor® Tactical International Index (b)	7.10%	6.95%	9.28%
MSCI AC World Index ex-US Net (c)	9.12%	(3.23)%	(0.32)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.33% for Class I shares and 1.58% for Class N shares per the February 28, 2019 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. The Strategy also employs a multi-factor tactical risk management overlay that seeks to exit positions during periods identified by the advisor as above-average risk. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
U.S. Government Obligations	52.5%
Telecommunications	5.5%
Chemicals	4.4%
Computers	3.2%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Auto Manufacturers	1.9%
Miscellaneous Manufacturing	1.8%
Media	1.6%
Apparel	1.6%
Other/Cash and Equivalents	22.0%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	2.07%	0.20%	0.52%
Class N	1.95%	(0.05)%	0.27%
MS Category Avg-Tactical Allocation (b)	4.98%	2.38%	1.86%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.58% for Class I shares and 1.83% for Class N shares per the Februar 28, 2019 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.55% and 1.30% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category – Tactical Allocation is the average of all funds defined categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
U.S. Government Obligations	56.5%
Exchange Traded Funds	20.2%
Electric	2.2%
REITS	1.6%
Pharmaceuticals	1.6%
Computers	1.3%
Telecommunications	1.2%
Diversified Financial Services	0.9%
Food	0.9%
Commercial Services	0.9%
Other/Cash and Equivalents	12.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Activist LeadersTM Fund
PORTFOLIO REVIEW
April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	5.73%	(0.49)%	3.01%
Class N	5.43%	(0.89)%	2.68%
Redwood Activist LeadersTM Index (b)	5.85%	(0.06)%	7.96%
S&P 500 Total Return Index (c)	9.76%	13.49%	11.50%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.90% for Class I shares and 1.15% for Class N shares per the February 28, 2019 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement ( exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.15% and 0.90% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Activist LeadersTM Fund commenced operations on November 2, 2017.

(b)	Redwood Activist LeadersTM Index, the Fund advisor’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist LeadersTM as defined by the advisor. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2019
% of Net Assets
Retail	9.1%
Commercial Services	8.9%
Pharmaceuticals	6.1%
Diversified Financial Services	6.1%
Computers	6.1%
Internet	6.1%
Auto Parts & Equipment	6.0%
Auto Manufacturers	3.1%
Office & Business Equipment	3.0%
Machinery-Construction & Mining	3.0%
Other/Cash and Equivalents	42.5%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Interest Rate			Fair Value
	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUNDS - 0.0%
80	JPMorgan US Treasury Plus Money Market Fund - Institutional Shares	2.29% ^
	Total Short Term Investments (Cost - $80)				$80

	U.S. GOVERNMENT OBLIGATIONS - 93.8%
	U.S. TREASURY BILLS*+ - 93.8%

		Principal Amount	Interest Rate	Maturity Date	Fair Value
		$17,000,000	2.38%	6/13/2019	$16,951,566
		12,000,000	2.34%	7/5/2019	11,948,488
		3,000,000	2.36%	7/11/2019	2,985,976
		297,000,000	2.36%	7/25/2019	295,345,517
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $326,401,532)				327,231,547

	TOTAL INVESTMENTS - 93.8% (Cost - $326,401,612)				$327,231,627
	CASH, OTHER ASSETS AND LIABILITIES - NET - 6.2%				21,505,688
	TOTAL NET ASSETS - 100.0%				$348,737,315

^	Variable rate security. Interest rate is as of April, 30 2019.

+	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of April 30, 2019.

*	All or portion of this security is segregated as collateral for swaps.

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$190,000,000	$10,963,900	To Sell Protection - CDX HYS32 SWAP 5YR PRC	BNP	6/20/2024	Receive	5.00%	$14,569,390	$3,406,890
							$14,569,390	$3,406,890

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

TOTAL RETURN SWAPS
						Unrealized
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	6,894,773	$52,064,023	3-Mth USD_LIBOR plus 120 bps	1/9/2022	Barclays	$523,983
Ishares IBOXX High Yield Corporate Bond	581,400	50,546,916	1-Mth USD_LIBOR - 50 bps	4/6/2020	Barclays	502,388
Neuberger Berman High Income Bond Fund - Institutional Class	2,856,107	24,166,427	3-Mth USD_LIBOR plus 120 bps	1/9/2022	Barclays	163,039
Vanguard High-Yield Corporate Fund - Admiral Shares	7,518,799	43,314,929	3-Mth USD_LIBOR plus 120 bps	1/10/2022	Barclays	439,285
Total						$1,628,695

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	MUTUAL FUNDS - 98.4%
	DEBT FUNDS - 98.4%
1,208,603	Lord Abbett High Yield Municipal Bond Fund - Institutional Class	$14,684,525
2,044,955	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class	25,970,931
2,009,949	MFS Municipal High Income Fund - Institutional Class	16,662,478
477,464	Northern High Yield Municipal Fund - Institutional Class	4,168,256
4,721,030	Nuveen High Yield Municipal Bond Fund - Institutional Class	82,665,232
2,525,554	Oppenheimer Rochester High Yield Municipal Fund - Retail Class	19,194,213
	TOTAL MUTUAL FUNDS (Cost - $157,706,949)	163,345,635

		Interest Rate
	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
167,221	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	1.94% +	167,237
113,546	JP Morgan Municipal Money Market Fund - Institutional Class	2.07% +	113,546
216,922	JP Morgan Tax Free Money Market Fund - Institutional Class	1.94% +	216,922
	TOTAL SHORT-TERM INVESTMENTS (Cost - $497,705)		497,705

	TOTAL INVESTMENTS - 98.7% (Cost - $158,204,654)		$163,843,340
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.3%		2,134,215
	TOTAL NET ASSETS - 100.0%		$165,977,555

+	Variable rate security. Interest rate is as of April, 30 2019.

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 95.0%
	AEROSPACE / DEFENSE - 2.9%
31,526	Spirit AeroSystems Holdings, Inc.	$2,739,610

	BANKS - 10.3%
60,092	CIT Group, Inc.	3,201,101
46,295	Citigroup, Inc.	3,273,057
203,972	Regions Financial Corp.	3,167,685
		9,641,843
	BIOTECHNOLOGY - 2.9%
15,153	Amgen, Inc.	2,717,236

	COMMERCIAL SERVICES - 3.6%
34,835	ManpowerGroup, Inc.	3,345,553

	COMPUTERS - 9.6%
186,880	Hewlett Packard Enterprise Co.	2,954,573
148,117	HP, Inc.	2,954,934
59,844	Western Digital Corp.	3,059,225
		8,968,732
	DIVERSIFIED FINANCIAL SERVICES - 10.1%
40,431	Discover Financial Services	3,294,722
86,839	Franklin Resources, Inc.	3,003,761
90,119	Synchrony Financial	3,124,426
		9,422,909
	ELECTRIC - 3.0%
67,355	NRG Energy, Inc.	2,773,005

	ELECTRONICS - 3.4%
139,200	Gentex Corp.	3,205,776

	INSURANCE - 6.7%
64,862	Assured Guaranty Ltd.	3,093,917
70,796	Athene Holding Ltd. *	3,197,147
		6,291,064
	MACHINERY - DIVERSIFIED - 3.2%
16,416	Rockwell Automation, Inc.	2,966,535

	OFFICE / BUSINESS EQUIPMENT - 3.2%
90,220	Xerox Corp.	3,009,739

	PHARMACEUTICALS - 9.2%
35,710	AbbVie, Inc.	2,835,017
60,218	Cardinal Health, Inc.	2,933,219
54,417	Herbalife Nutrition Ltd. *	2,875,939
		8,644,175

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 95.0% (Continued)
	RETAIL - 9.0%
38,697	Starbucks Corp.	$3,005,983
45,490	Walgreens Boots Alliance, Inc.	2,436,899
28,838	Yum! Brands, Inc.	3,010,399
		8,453,281
	SEMICONDUCTORS - 11.5%
9,603	Broadcom, Inc.	3,057,595
16,049	Lam Research Corp.	3,329,044
50,401	QUALCOMM, Inc.	4,341,038
		10,727,677
	SOFTWARE - 3.2%
53,702	Oracle Corp.	2,971,332

	TELECOMMUNICATIONS - 3.2%
53,471	Cisco Systems, Inc.	2,991,703

	TOTAL COMMON STOCK (Cost - $84,054,739)	88,870,170

	REITS - 3.1%
28,360	Camden Property Trust
	TOTAL REITS ( Cost - $2,869,778)	2,854,434

		Interest Rate
	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUNDS - 0.0%
28	JPMorgan 100% US Treasury Securities Money Market Fund-Institutional Class	2.25% +	28
28	JPMorgan US Government Money Market Fund-Institutional Class	2.29% +	28
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56)		56

	TOTAL INVESTMENTS - 98.1% (Cost - $86,922,303)		$91,724,660
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.9%		1,803,408
	TOTAL NET ASSETS - 100.0%		$93,528,068

*	Non-Income producing security.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	COMMON STOCKS - 39.7%
	ADVERTISING - 0.8%
18,500	Dentsu, Inc.	$753,288

	APPAREL - 1.6%
3,905	adidas AG (ADRS)	501,949
26,621	Gildan Activewear, Inc.	977,607
		1,479,556
	AUTO MANUFACTURERS - 1.9%
30,500	Honda Motor Co. Ltd.	849,208
14,600	Toyota Motor Corp.	905,167
		1,754,375
	AUTO PARTS AND EQUIPMENT - 1.0%
16,982	Magna International, Inc.	941,382

	BANKS - 0.4%
46,139	Danske Bank A/S	415,482

	BUILDING MATERIALS - 0.5%
16,454	Anhui Conch Cement Co. Ltd. (ADRS)	502,834

	CHEMICALS - 4.4%
81,100	Asahi Kasei Corp.	832,299
15,551	Braskem SA (ADRS) ^	380,222
15,987	Covestro AG (ADRS)	439,163
106,000	Mitsubishi Chemical Holdings Corp.	751,018
16,100	Nitto Denko Corp.	865,894
10,431	Novozymes A/S (ADRS)	486,815
9,291	Sinopec Shanghai Petrochemical Co. Ltd. (ADRS)	416,980
		4,172,391
	COMMERCIAL SERVICES - 1.1%
17,744	Adecco Group AG (ADRS)	511,648
38,159	Atlantia SpA (ADRS)	521,634
		1,033,282
	COMPUTERS - 3.2%
13,534	CGI, Inc. ^	970,178
7,959	Check Point Software Technologies Ltd. ^	961,129
22,300	Nomura Research Institute Ltd.	1,087,219
		3,018,526
	ELECTRONICS - 1.1%
14,800	Hoya Corp.	1,038,492

	ENERGY-ALTERNATE SOURCES - 0.5%
16,012	Vestas Wind Systems A/S (ADRS)	483,402

	FOOD - 0.4%
16,939	Koninklijke Ahold Delhaize NV (ADRS)	408,060

	FOREST PRODUCTS AND PAPER - 0.9%
33,705	Stora Enso OYJ (ADRS)	418,279
14,976	UPM-Kymmene OYJ (ADRS)	422,548
		840,827

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCKS - 39.7% (Continued)
	HEALTHCARE - PRODUCTS - 0.1%
1,015	Alcon, Inc. ^	$59,073

	INSURANCE - 1.4%
51,713	BB Seguridade Participacoes SA (ADRS)	374,661
36,169	China Life Insurance Co. Ltd. (ADRS)	512,153
106,012	SCOR SE (ADRS)	430,409
		1,317,223
	IRON / STEEL - 0.5%
35,520	Vale SA (ADRS)	453,946

	MEDIA - 1.6%
17,058	Thomson Reuters Corp.	1,049,830
7,166	Wolters Kluwer NV (ADRS)	500,903
		1,550,733
	MISCELLANEOUS MANUFACTURING - 1.8%
21,200	FUJIFILM Holdings Corp.	986,764
52,500	Nikon Corp.	730,640
		1,717,404
	OIL & GAS - 2.9%
33,077	Canadian Natural Resources Ltd.	988,966
5,348	China Petroleum & Chemical Corp. (ADRS)	410,406
32,490	Imperial Oil Ltd.	940,017
31,724	Petroleo Brasileiro SA (ADRS)	437,791
		2,777,180
	PHARMACEUTICALS - 2.6%
57,800	Astellas Pharma, Inc.	783,122
36,272	Bausch Health Cos, Inc. ^	834,267
11,339	GlaxoSmithKline PLC (ADRS)	466,373
5,076	Novartis AG (ADRS)	417,399
		2,501,161
	REAL ESTATE - 0.9%
6,400	Daito Trust Construction Co. Ltd.	854,195

	RETAIL - 1.1%
33,637	Dollarama, Inc.	1,006,209

	SEMICONDUCTORS - 1.1%
10,221	NXP Semiconductors NV	1,079,542

	SOFTWARE - 1.4%
6,083	Amadeus IT Group SA (ADRS)	485,606
57,700	Nexon Co., Ltd. ^	826,839
		1,312,445

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCKS - 39.7% (Continued)
	TELECOMMUNICATIONS - 5.5%
20,565	BCE, Inc.	$916,344
36,000	KDDI Corp.	821,172
20,800	Nippon Telegraph & Telephone Corp.	862,068
37,200	NTT DOCOMO, Inc.	805,123
80,661	Telecom Italia SpA/Milano (ADRS) ^	445,249
51,533	Telefonica SA (ADRS)	427,724
23,797	Telenor ASA (ADRS)	479,748
51,444	Telia Co AB (ADRS)	437,788
		5,195,216
	TRANSPORTATION - 0.5%
10,854	DSV A/S (ADRS)	505,905

	WATER - 0.5%
37,042	Cia de Saneamento Basico do Estado de Sao Paulo (ADRS)	443,022

	TOTAL COMMON STOCK (Cost - $36,522,961)	37,615,151

		Interest Rate
	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUNDS - 0.0%
26	BlackRock Liquidity Funds T-Fund - Institutional Shares	2.32% +	26
5	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Shares	2.55% +	5
52	Morgan Stanley Institutional Liquidity Funds - Institutional Shares	2.53% +	52
	TOTAL SHORT-TERM INVESTMENTS (Cost - $83)		83

	U.S. GOVERNMENT OBLIGATIONS - 52.5%
	U.S. TREASURY BILL* - 52.5%

	Interest	Maturity
Principal Amount	Rate	Date	Fair Value
$5,000,000	2.36%	7/11/2019	4,976,627
45,000,000	2.36%	7/25/2019	44,749,321

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $49,725,977)			49,725,948

TOTAL INVESTMENTS - 92.2% (Cost - $86,249,022)			$87,341,182
CASH, OTHER ASSETS AND LIABILITIES - NET - 7.8%			7,412,265
TOTAL NET ASSETS - 100.0%			$94,753,447

+	Variable rate security. Interest rate is as of April 30, 2019.

*	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill.

ADRS - American Depositary Receipts

^	Non-Income producing security

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

TOTAL RETURN SWAPS
						Unrealized Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
Adecco N Ord Adecco Group Ag-reg	8,998	$451,701	1-Mth CHF_LIBOR + 0.35%	02/03/2020	Barclays	$73,466
Adidas N Ord Adidas Ag	1,894	377,074	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	63,702
Advanced Info Service-for Rg	157,100	907,614	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	27,359
Alcon Ord Alcon, Inc.	1,034	51,817	1-Mth CHF_LIBOR + 0.35%	05/07/2020	Barclays	8,693
Amadeus Ord Amadeus It Group Sa	6,195	396,956	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	47,511
Anhui Conch Cement Co. Ltd-h	83,500	3,572,230	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	53,948
Asustek Computer, Inc.	116,000	869,443	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	16,483
Atlantia Ord Atlantia Spa	19,054	390,504	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	81,687
B3 Sa-brasil Bolsa Balcao	103,700	908,391	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(1,413)
Bangkok Bank Plc-foreign Reg	126,900	913,249	3-Mth USD_LIBOR + 0.50%	01/31/2020	Barclays	(82,486)
Baoshan Iron & Steel Co-a	861,703	903,797	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	13,317
Bb Seguridade Participacoes	52,813	454,809	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	(74,852)
Boliden Ord Boliden Ab	35,875	8,196,498	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	201,987
Braskem Sa-pref A	31,388	450,217	1-Wk SEK_STIBOR + 0.35%	02/03/2020	Barclays	(69,934)
Banco Santander Mexico Sa In	598,391	877,593	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	123,663
Ccr Sa	219,317	890,210	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(233,975)
China Life Insurance Co-h	182,000	3,552,622	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	62,174
China Everbright Bank Co. L-h	1,866,000	7,089,309	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	16,839
China Petroleum & Chemical-h	534,000	3,497,753	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	(35,401)
China United Network-a	1,134,500	903,175	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	220,075
Cia Saneamento Basico De Sp	37,823	458,807	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(8,603)
Covestro Ord Covestro Ag	8,134	395,380	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	1,292
Danske Bank Ord Danske Bank A/s	24,365	3,093,190	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	(32,560)
Det Norske Olje Aker Bp Asa	26,916	7,459,290	1-Wk NOK_NIBOR + 0.90%	02/03/2020	Barclays	22,933
Dsv Ord Dsv A/s	5,652	3,019,526	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	68,520
Ecopetrol Sa	952,580	904,849	3-Mth USD_LIBOR + 1.50%	02/03/2020	Barclays	(26,048)
Enagas Ord Eganagas Sa	30,765	782,369	1-Mth EUR_LIBOR + 0.35%	02/03/2020	Barclays	(1,052)
Far Eastone Telecomm Co. Ltd.	384,000	903,360	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	38,590
Formosa Petrochemical Corp.	255,000	895,024	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	49,849
Genting Sp Genting Singapor Ltd.	1,097,000	1,209,552	3-Mth SGD_SOR + 0.40%	02/05/2020	Barclays	(94,775)
Glaxosmithkline Glaxosmithkline Plc	23,261	345,468	1-Mth GBP_LIBOR + 0.50%	02/03/2020	Barclays	26,752
Kia Motors Corp.	27,976	899,084	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	184,607
Klabin Sa - Unit	175,548	917,172	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(177,704)
Koninkijke Aho Koninklijke Ahold Delhaize N	17,084	392,462	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(28,958)
KT&G Corp.	10,122	897,405	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	(13,577)
Lg Uplus Corp.	67,578	896,591	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	(69,330)
Mediatek, Inc.	112,000	923,266	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	147,767
Mexichem Sab De Cv	335,393	903,954	3-Mth USD_LIBOR + 0.50%	01/31/2020	Barclays	(127,660)
Ncsoft Corp.	2,105	894,451	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	53,398
Ningbo Zhoushan Port Co. Lt-a	1,798,300	917,493	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	510,619
Novartis N Ord Novartis Ag-reg	5,173	399,883	1-Mth CHF_LIBOR + 0.35%	02/03/2020	Barclays	29,992
Novozymes B Ord Novozymes A/s-b Shares	10,790	3,003,220	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	51,615
Orient Securities Co. Ltd-a	733,700	920,684	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	295,833
Pandora Ord Pandora A/s	20,682	5,934,574	1-Wk DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	(24,042)
Petrobras - Petroleo Bras	55,512	457,042	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(35,323)
Ping An Bank Co. Ltd-a	545,700	907,717	3-Mth USD_LIBOR + 0.85%	02/07/2020	Barclays	214,172
Ptt Exploration & Prod-for	228,000	907,417	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	46,005
Ptt Pcl/foreign	578,500	919,121	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	(35,742)
Pzu Ord Powszechny Zaklad Ubezpiecze	74,697	3,350,870	1-Mth PLN_WIBOR + 1.00%	02/03/2020	Barclays	(55,797)
Ryanair Hldg. Ryanair Holdings Plc	71,125	811,636	1-Mth EUR_LIBOR + 0.40%	02/03/2020	Barclays	41,736
Samsung Electronics Co. Ltd.	21,416	889,846	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	(49,265)
Samsung Sds Co. Ltd.	4,494	896,374	3-Mth USD_LIBOR + 0.60%	02/06/2020	Barclays	(61,551)
Scor Ord Scor Se	10,710	400,498	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(12,420)
Shaanxi Coal Industry Co. L-a	719,696	897,749	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	65,863
Shanghai Pudong Devel Bank-a	565,000	901,966	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	101,931
Siam Cement Pub Co-for Reg	59,900	892,061	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	(25,223)
Sinopec Shanghai Petrochem-h	948,000	3,542,392	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	(22,560)
Snam Rete Gas O snam Spa	187,623	766,234	1-Mth EUR_LIBOR + 0.40%	02/03/2020	Barclays	95,273
Stora Enso R Or Stora Enso Oyj-r Shs	33,628	387,186	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(16,914)
Swedish Match O Swedish Match Ab	20,016	8,272,521	1-Wk SEK_STIBOR + 0.35%	02/03/2020	Barclays	103,808
Taiwan Cement	736,000	900,974	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	99,382
Taiwan High Speed Rail Corp.	883,000	890,638	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	183,787
Taiwan Mobile Co. Ltd.	251,000	895,267	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	22,600
Telecom Italia Telecom Italia Spa	809,234	392,074	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	12,787
Telefonica Sa O Telefonica Sa	52,473	395,384	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(6,057)
Telenor Ord Telenor Asa	23,839	3,780,629	1-Mth EUR_LIBOR + 0.40%	02/03/2020	Barclays	40,276
Telenet Grp Hld Telenet Group Holding Nv	19,355	788,854	1-Mth NOK_NIBOR + 0.90%	02/03/2020	Barclays	142,357
Teliasonera Ord Telia Co. Ab	103,398	4,083,942	1-Mth SEK_STIBOR + 0.35%	02/03/2020	Barclays	10,253
United Tractors Tbk Pt	480,000	901,584	3-Mth USD_LIBOR + 0.85%	02/04/2020	Barclays	13,784
Upm Kymmene Ord Upm-kymmene Oyj	15,569	404,344	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(15,025)
Vale Sa	36,052	457,297	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	1,213
Vestas Wind Sys Vestas Wind Systems A/s	5,457	2,972,170	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	46,977
Weichai Power Co. Ltd-h	663,000	7,139,150	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	173,414
Wolters Kluwer Wolters Kluwer	7,229	394,309	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	61,851
Total						$2,531,892

Redwood Systematic Macro Trend (“sMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 20.3%
	ADVERTISING - 0.9%
11,714	Interpublic Group of Cos, Inc.	$269,422
3,574	Omnicom Group, Inc.	286,027
		555,449
	AGRICULTURE - 0.9%
5,161	Altria Group, Inc.	280,397
3,105	Philip Morris International, Inc.	268,769
		549,166
	AUTO MANUFACTURERS - 0.5%
31,254	Ford Motor Co.	326,604

	BIOTECHNOLOGY - 0.4%
4,142	Gilead Sciences, Inc.	269,396

	BUILDING MATERIALS - 0.5%
7,703	Johnson Controls International PLC	288,863

	CHEMICALS - 0.9%
6,376	CF Industries Holdings, Inc.	285,517
3,175	LyondellBasell Industries NV	280,130
		565,647
	COMMERCIAL SERVICES - 0.9%
11,230	H&R Block, Inc.	305,568
10,371	Nielsen Holdings PLC	264,772
		570,340
	COMPUTERS - 1.3%
1,958	International Business Machines Corp.	274,649
5,829	Seagate Technology PLC	281,657
5,551	Western Digital Corp.	283,767
		840,073
	COSMETICS / PERSONAL CARE - 0.4%
24,516	Coty, Inc.	265,263

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
13,918	Invesco Ltd.	305,778
15,111	Western Union Co.	293,758
		599,536
	ELECTRIC - 2.2%
3,647	Dominion Energy, Inc.	283,992
3,010	Duke Energy Corp.	274,271
4,485	Edison International	286,008
8,421	PPL Corp.	262,819
5,430	Southern Co.	288,985
		1,396,075
	FOOD - 0.9%
5,754	General Mills, Inc.	296,158
4,817	Kellogg Co.	290,465
		586,623

Redwood Systematic Macro Trend (“sMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 20.3% (Continued)
	FOREST PRODUCTS & PAPER - 0.4%
5,887	International Paper Co.	$275,570

	HOUSEWARES - 0.4%
16,665	Newell Brands, Inc.	239,643

	LEISURE TIME - 0.4%
7,293	Harley-Davidson, Inc.	271,518

	MACHINERY-DIVERSIFIED - 0.5%
1,754	Cummins, Inc.	291,673

	MISCELLANEOUS MANUFACTURING - 0.5%
3,376	Eaton Corp PLC	279,600

	OIL & GAS - 0.9%
5,103	Helmerich & Payne, Inc.	298,628
4,100	Occidental Petroleum Corp.	241,408
		540,036
	OIL & GAS SERVICES - 0.4%
6,173	Schlumberger Ltd.	263,464

	PACKAGING & CONTAINERS - 0.9%
2,816	Packaging Corp of America	279,235
7,163	Westrock Co.	274,916
		554,151
	PHARMACEUTICALS - 1.6%
3,402	AbbVie, Inc.	270,085
5,047	Cardinal Health, Inc.	245,839
4,687	CVS Health Corp.	254,879
6,247	Pfizer, Inc.	253,691
		1,024,494
	PIPELINES - 0.9%
4,174	ONEOK, Inc.	283,540
10,087	Williams Cos, Inc.	285,765
		569,305
	RETAIL - 0.4%
10,974	Macy’s, Inc.	258,328

	SEMICONDUCTORS - 0.7%
5,070	QUALCOMM, Inc.	436,679

Redwood Systematic Macro Trend (“sMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 20.3% (Continued)
	TELECOMMUNICATIONS - 1.2%
8,714	AT&T, Inc.	$269,785
20,716	CenturyLink, Inc.	236,577
4,722	Verizon Communications, Inc.	270,051
		776,413
	TRANSPORTATION - 0.4%
2,454	United Parcel Service, Inc.	260,664

	TOTAL COMMON STOCK (Cost - $12,423,381)	12,854,573

	EXCHANGE TRADED FUNDS - 20.2%
	EQUITY FUNDS - 20.2%
39,209	iShares Core S&P Small-Cap ETF	3,141,817
98,070	Schwab International Small-Cap Equity ETF	3,255,924
30,438	Vanguard FTSE All World ex-US Small-Cap ETF	3,248,039
20,274	Vanguard Small-Cap ETF	3,208,969
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,413,457)	12,854,749

	REITS - 1.6%
7,585	Iron Mountain, Inc.	246,361
15,248	Kimco Realty Corp.	265,163
6,197	Macerich Co.	248,748
10,699	Weyerhaeuser Co	286,733
	TOTAL REITS ( Cost - $1,074,409)	1,047,005

		Interest Rate
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
28,822	JPMorgan 100% US Treasury Securities Money Market Fund-Instituaional Class	2.25% +	28,822
23	JPMorgan US Government Money Market Fund-Institutional Class	2.29% +	23
24	JPMorgan US Treasury Plus Money Market Fund-Institutional Class	2.30% +	24
	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,869)		28,869

	U.S. GOVERNMENT OBLIGATIONS - 56.5%
	U.S. TREASURY BILL* - 56.5%

Principal Amount	Interest Rate	Maturity Date	Fair Value
$35,000,000	2.35%	7/5/2019	34,849,755
1,000,000	2.36%	7/11/2019	995,325

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $35,846.217)			35,845,080

TOTAL INVESTMENTS - 98.7% (Cost - $61,786,333)			$62,630,276
CASH, OTHER ASSETS AND LIABILITIES - NET - 1.3%			817,568
TOTAL NET ASSETS - 100.0%			$63,447,844

PLC - Public Limited Company

Redwood Systematic Macro Trend (“sMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Total Return Swaps
						Unrealized
			Interest Rate			Appreciation
Security	Number of Shares	Notional Value	Payable	Termination Date	Counterparty	(Depreciation)
Ishares IBOXX High Yield Corporate Bond	139,500	$12,007,574	1-Mth USD_LIBOR - 50 bps	4/2/2020	Barclays	$120,556
Ishares Preferred & Income	328,130	12,013,397	1-Mth USD_LIBOR + 35 bps	4/2/2020	Barclays	2,723
SPDR Bloomberg Barclays Convertible	228,745	12,007,877	1-Mth USD_LIBOR + 40 bps	4/2/2020	Barclays	229,981
Total						$353,260

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,590,271 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 99.5%
	AUTO MANUFACTURERS - 3.1%
31,172	Navistar International Corp. *	$1,064,212

	AUTO PARTS & EQUIPMENT- 6.0%
45,351	Adient PLC	1,047,608
47,720	Tenneco, Inc.	1,046,022
		2,093,630
	COMMERCIAL SERVICES - 8.9%
58,234	Hertz Global Holdings, Inc. *	1,058,694
41,288	Nielsen Holdings PLC	1,054,083
64,346	Travelport Worldwide Ltd.	1,008,945
		3,121,722
	COMPUTERS - 6.1%
82,866	Conduent, Inc. *	1,063,171
21,938	Seagate Technology PLC	1,060,044
		2,123,215
	DISTRIBUTION / WHOLESALE - 3.0%
18,551	WESCO International, Inc. *	1,061,859

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
6,635	Alliance Data Systems Corp.	1,062,264
104,471	SLM Corp.	1,061,425
		2,123,689
	ELECTRONICS - 3.0%
37,825	nVent Electric PLC	1,057,209

	ENGINEERING & CONSTRUCTION - 3.0%
33,785	Arcosa, Inc.	1,051,727

	FOOD - 3.0%
27,422	Campbell Soup Co.	1,060,957

	HEALTHCARE-PRODUCTS - 3.0%
13,912	Baxter International, Inc.	1,061,486

	HEALTHCARE-SERVICES - 3.0%
15,186	Magellan Health, Inc. *	1,063,020

	HOUSEWARES - 3.0%
73,601	Newell Brands, Inc.	1,058,382

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 99.5% (Continued)
	INTERNET - 6.1%
51,077	Cars.com, Inc. *	$1,062,911
43,741	Symantec Corp.	1,058,970
		2,121,881
	LODGING - 3.0%
112,805	Caesars Entertainment Corp. *	1,055,855

	MACHINERY-CONSTRUCTION & MINING - 3.0%
31,904	Terex Corp.	1,063,360

	MACHINERY-DIVERSIFIED - 3.0%
63,068	Welbilt, Inc. *	1,061,434

	MISCELLANEOUS MANUFACTURING - 3.0%
49,227	Trinity Industries, Inc.	1,061,334

	OFFICE & BUSINESS EQUIPMENT - 3.0%
31,923	Xerox Corp.	1,064,951

	PHARMACEUTICALS - 6.1%
19,963	Herbalife Nutrition Ltd. *	1,055,045
22,402	Perrigo Co. PLC	1,073,504
		2,128,549
	PIPELINES - 3.0%
16,435	Cheniere Energy, Inc. *	1,057,592

	PRIVATE EQUITY - 3.0%
43,110	KKR & Co., Inc.	1,054,040

	RETAIL - 9.1%
1,552	Chipotle Mexican Grill, Inc. *	1,067,838
20,636	Papa John’s International, Inc.	1,055,738
9,814	Tiffany & Co.	1,058,146
		3,181,722
	SAVINGS & LOANS - 3.0%
90,470	Investors Bancorp, Inc.	1,063,023

	SOFTWARE - 3.0%
19,627	CommVault Systems, Inc. *	1,032,380

	TOTAL COMMON STOCK (Cost - $35,757,947)	34,887,229

	TOTAL INVESTMENTS - 99.5% (Cost - $35,757,947)	$34,887,229
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.5%	161,558
	TOTAL NET ASSETS - 100.0%	$35,048,787

* Non-Income producing security.

PLC - Public Limited Company

Redwood Funds

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2019

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®
	Volatility Fund		Municipal Income Fund		Tactical Core Fund
Assets:
Investment Securities:
At Cost	$326,401,612		$158,204,654		$86,922,303
At Value	327,231,627		163,843,340		91,724,660
Cash	9,328,562	*	1,538,812	*	1,791,475
Unrealized Appreciation on Swap Contracts	5,035,585		—		—
Deposit at Broker for open Swap Contracts	6,108,909		—		—
Receivable for Fund Shares Sold	569,677		305,027		166,899
Dividends and Interest Receivable	1,238,879		551,608		43,819
Prepaid Expenses and Other Assets	44,733		66,170		34,846
Total Assets	349,557,972		166,304,957		93,761,699

Liabilities:
Distribution (12b-1) Fees Payable	3,016		21		150
Investment Advisory Fees Payable	295,544		46,759		32,034
Payable for Fund Shares Redeemed	421,252		280,489		182,774
Payable to Related Parties	47,402		133		5,697
Accrued Expenses and Other Liabilities	53,443		—		12,976
Total Liabilities	820,657		327,402		233,631
Net Assets	$348,737,315		$165,977,555		$93,528,068

Class I Net Assets	$55,461,030		$165,886,070		$93,044,034
Shares of Beneficial Interest Outstanding	3,662,739		10,462,114		5,943,551
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.14		$15.86		$15.65

Class N Net Assets	$13,246,564		$91,485		$484,034
Shares of Beneficial Interest Outstanding	875,056		5,635		30,959
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.14		$16.24		$15.63

Class Y Net Assets	$280,029,721
Shares of Beneficial Interest Outstanding	18,369,344
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.24

Net Assets Consist Of:
Paid-in-Capital	$363,969,842		$162,294,815		$92,712,716
Accumulated Earnings (Deficits)	(15,232,527)		3,682,740		815,352
Net Assets	$348,737,315		$165,977,555		$93,528,068

*	All or portion of the cash is held in a segregated BNP account.

Redwood Funds

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2019

	Redwood AlphaFactor®		Redwood Systematic	Redwood Activist
	Tactical International Fund		Macro Trend “SMarT” Fund	LeadersTM Fund
Assets:
Investment Securities:
At Cost	$86,249,022		$61,786,333	$35,757,947
At Value	87,341,182		62,630,276	34,887,229
Cash	4,500,605	*	1,683,206	824,344
Receivable for securities sold	—		—	889,599
Unrealized Appreciation on Total Return Swap Contracts	2,531,892		353,260	—
Foreign Cash	22,116		—	—
Receivable for Fund Shares Sold	98,875		99,018	34,367
Dividends and Interest Receivable	441,450		23,466	7,270
Prepaid Expenses and Other Assets	22,503		15,026	13,610
Total Assets	94,958,623		64,804,252	36,656,419

Liabilities:
Due to Broker	—		66,657	—
Payable for Investments Purchased	—		1,182,431	1,535,900
Distribution (12b-1) Fees Payable	12		19	2
Investment Advisory Fees Payable	56,185		51,653	14,016
Payable for Fund Shares Redeemed	44,824		35,143	21,211
Payable to Related Parties	5,681		1,832	6,244
Accrued Interest Payable	79,771		—	—
Accrued Expenses and Other Liabilities	18,703		18,673	30,259
Total Liabilities	205,176		1,356,408	1,607,632
Net Assets	$94,753,447		$63,447,844	$35,048,787

Class I Net Assets	$94,719,764		$63,368,486	$35,048,771
Shares of Beneficial Interest Outstanding	6,212,176		4,343,699	2,335,339
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.25		$14.59	$15.01

Class N Net Assets	$33,683		$79,358	$16
Shares of Beneficial Interest Outstanding	2,204		5,428	1
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.28		$14.62	$14.96	**

Net Assets Consist Of:
Paid-in-Capital	$95,413,451		$65,827,780	$37,235,211
Accumulated Earnings (Deficits)	(660,004)		(2,379,936)	(2,186,424)
Net Assets	$94,753,447		$63,447,844	$35,048,787

*	All or portion of the cash is held in a segregated Barclays account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

Redwood Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2019

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund	Tactical Core Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $2,284)	$578,325	$2,762,878	$481,811
Interest Income	2,607,817	335,603	337,467
Total Investment Income	3,186,142	3,098,481	819,278

Expenses:
Investment Advisory Fees	2,049,734	561,545	337,400
Distribution (12b-1) Fees	16,530	184	1,099
Shareholder Service Fee	224,808	65,829	45,927
Administrative Fees	99,052	46,173	16,286
Transfer Agent Fees	89,148	77,159	8,275
Fund Accounting Fees	23,280	12,776	9,807
Legal fees	16,510	19,924	26,951
Custody Fees	29,378	13,253	8,309
Registration Fees	51,118	23,223	22,731
Chief Compliance Officer Fees	13,329	3,299	6,732
Audit Fees	5,742	5,993	6,672
Printing Expense	40,557	10,833	3,838
Trustees’ Fees	8,320	11,236	9,096
Insurance Expense	24,287	2,340	3,977
Miscellaneous Expenses	2,249	8,734	3,556
Total Expenses	2,694,042	862,501	510,656
Fees Recaptured (Reimbursed) by the Advisor	(269,371)	(60,210)	(58,966)
Net Expenses	2,424,671	802,291	451,690

Net Investment Income	761,471	2,296,190	367,588

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(14,613,803)	10,820	(3,940,490)
Swap Contracts	8,410,884	—	—
Net Change in Unrealized Appreciation on:
Investments	10,190,845	5,638,686	8,690,465
Swap Contracts	5,314,745	—	—
Net Realized and Unrealized Gain (Loss) on Investments	9,302,671	5,649,506	4,749,975

Net Increase in Net Assets Resulting From Operations	$10,064,142	$7,945,696	$5,117,563

Redwood Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2019

	Redwood AlphaFactor®	Redwood Systematic	Redwood Activist
	Tactical International Fund	Macro Trend “SMarT” Fund	LeadersTM Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $54,226, $0, $0)	$466,708	$552,619	$224,489
Interest Income	679,910	340,161	2,421
Total Investment Income	1,146,618	892,780	226,910

Expenses:
Investment Advisory Fees	380,226	285,177	93,668
Distribution (12b-1) Fees - Class N	177	191	66
Shareholder Service Fee	46,262	30,278	20,879
Administrative Fees	23,961	16,433	10,413
Transfer Agent Fees	7,444	3,453	3,101
Fund Accounting Fees	10,144	9,240	11,053
Legal fees	21,467	13,418	17,067
Custody Fees	4,538	2,448	3,421
Registration Fees	13,132	21,907	12,586
Chief Compliance Officer Fees	3,823	2,113	2,175
Audit Fees	5,816	5,540	7,991
Printing Expense	1,963	1,265	396
Trustees’ Fees	6,552	8,753	6,602
Insurance Expense	2,257	2,509	1,557
Miscellaneous Expenses	8,610	3,431	1,816
Total Expenses	536,372	406,156	192,791
Fees Recaptured (Reimbursed) by the Advisor	(28,798)	(34,965)	(52,110)
Net Expenses	507,574	371,191	140,681

Net Investment Income	639,044	521,589	86,229

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments and Foreign Exchange Transactions	220,010	(3,568,534)	(927,999)
Total Return Swap Contracts	(354,044)	(69,226)	—
Net Change in Unrealized Appreciation on:
Investments and Foreign Exchange Transactions	1,088,062	4,038,406	2,612,522
Total Return Swap Contracts	2,531,893	353,260	—
Net Realized and Unrealized Gain on Investments	3,485,921	753,906	1,684,523

Net Increase in Net Assets Resulting From Operations	$4,124,965	$1,275,495	$1,770,752

Redwood Managed Volatility Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018

Operations:
Net Investment Income	$761,471	$13,036,867
Net Realized Loss on Investments and Swaps	(6,202,919)	(3,824,827)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	15,505,590	(12,508,280)
Net Increase (Decrease) in Net Assets Resulting From Operations	10,064,142	(3,296,240)

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(608,325)	(4,264,701)
Class N	(121,361)	(1,338,745)
Class Y	(3,159,533)	(22,509,687)
Total Distributions to Shareholders	(3,889,219)	(28,113,133)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	15,665,374	25,385,126
Distributions Reinvested	546,584	3,688,511
Redemption Fee Proceeds	—	2,681
Cost of Shares Redeemed	(13,773,603)	(47,783,718)
Total From Capital Transactions: Class I	2,438,355	(18,707,400)

Class N Shares:
Proceeds from Shares Issued	3,247,247	5,565,868
Distributions Reinvested	115,061	1,297,950
Redemption Fee Proceeds	—	909
Cost of Shares Redeemed	(3,761,253)	(16,418,449)
Total From Capital Transactions: Class N	(398,945)	(9,553,722)

Class Y Shares:
Proceeds from Shares Issued	58,629,275	135,738,820
Distributions Reinvested	2,916,072	20,309,801
Redemption Fee Proceeds	—	15,242
Cost of Shares Redeemed	(71,471,907)	(196,186,881)
Total From Capital Transactions: Class Y	(9,926,560)	(40,123,018)

Total Decrease in Net Assets	(1,712,227)	(99,793,513)

Nets Assets:
Beginning of Period	350,449,542	450,243,055
End of Period	$348,737,315	$350,449,542

SHARE ACTIVITY
Class I:
Shares Sold	1,051,552	1,654,381
Shares Reinvested	36,952	242,119
Shares Redeemed	(930,428)	(3,129,144)
Net increase / (decrease) in shares of beneficial interest outstanding	158,076	(1,232,644)
Class N:
Shares Sold	220,364	360,864
Shares Reinvested	7,823	85,209
Shares Redeemed	(253,634)	(1,081,018)
Net decrease in shares of beneficial interest outstanding	(25,447)	(634,944)
Class Y:
Shares Sold	3,927,840	8,781,115
Shares Reinvested	196,037	1,326,798
Shares Redeemed	(4,820,515)	(12,888,351)
Net decrease in shares of beneficial interest outstanding	(696,638)	(2,780,439)

Redwood Managed Municipal Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018

Operations:
Net Investment Income	$2,296,190	$2,805,036
Net Realized Gain (Loss) on Investments	10,820	(1,799,904)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,638,686	(517,462)
Net Increase in Net Assets Resulting From Operations	7,945,696	487,670

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(2,300,271)	(2,891,500)
Class N	(1,398)	(2,657)
Total Distributions to Shareholders	(2,301,669)	(2,894,157)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	29,956,757	158,086,866
Distributions Reinvested	2,167,790	2,771,551
Cost of Shares Redeemed	(41,906,456)	(35,048,961)
Total From Capital Transactions: Class I	(9,781,909)	125,809,456

Class N Shares:
Proceeds from Shares Issued	6,212	208,169
Distributions Reinvested	1,398	2,657
Cost of Shares Redeemed	(83,567)	(47,096)
Total From Capital Transactions: Class N	(75,957)	163,730

Total Increase (Decrease) in Net Assets	(4,213,839)	123,566,699

Nets Assets:
Beginning of Period	170,191,394	46,624,695
End of Period	$165,977,555	$170,191,394

SHARE ACTIVITY
Class I:
Shares Sold	1,932,463	10,174,283
Shares Reinvested	139,215	178,979
Shares Redeemed	(2,714,980)	(2,264,076)
Net increase (decrease) in shares of beneficial interest outstanding	(643,302)	8,089,185
Class N:
Shares Sold	395	13,181
Shares Reinvested	88	168
Shares Redeemed	(5,210)	(2,987)
Net increase (decrease) in shares of beneficial interest outstanding	(4,727)	10,362

Redwood AlphaFactor® Tactical Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018

Operations:
Net Investment Income	$367,588	$865,760
Net Realized Gain (Loss) on Investments	(3,940,490)	5,912,134
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,690,465	(5,972,064)
Net Increase in Net Assets Resulting From Operations	5,117,563	805,830

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(6,673,140)	(1,080,117)
Class N	(92,692)	(4,805)
Total Distributions to Shareholders	(6,765,832)	(1,084,922)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	28,771,814	43,846,982
Distributions Reinvested	6,648,433	1,076,875
Cost of Shares Redeemed	(11,317,537)	(35,933,478)
Total From Capital Transactions: Class I	24,102,710	8,990,379

Class N Shares:
Proceeds from Shares Issued	199,886	821,008
Distributions Reinvested	92,693	4,805
Cost of Shares Redeemed	(630,229)	(198,106)
Total From Capital Transactions: Class N	(337,650)	627,707

Total Increase in Net Assets	22,116,791	9,338,994

Nets Assets:
Beginning of Period	71,411,277	62,072,283
End of Period	$93,528,068	$71,411,277

SHARE ACTIVITY
Class I:
Shares Sold	1,902,909	2,574,952
Shares Reinvested	450,742	63,160
Shares Redeemed	(741,457)	(2,093,688)
Net increase in shares of beneficial interest outstanding	1,612,194	544,424
Class N:
Shares Sold	12,343	48,563
Shares Reinvested	6,289	282
Shares Redeemed	(42,021)	(11,527)
Net increase (decrease) in shares of beneficial interest outstanding	(23,389)	37,318

Redwood AlphaFactor® Tactical International Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period
	April 30, 2019	November 2. 2017
	(Unaudited)	Through October 31, 2018*

Operations:
Net Investment Income	$639,044	$347,237
Net Realized Loss on Investments	(134,034)	(3,901,940)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,619,955	(269)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,124,965	(3,554,972)

Distributions to Shareholders From:
Distributions from Paid in Capital:
Class I	—	(470,930)
Class N	—	(742)
	—	(471,672)
Total Distributions Paid:
Class I	(763,062)	(1,258)
Class N	(781)
	(763,843)	(1,258)

Total Distributions to Shareholders	(763,843)	(472,930)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	16,872,411	94,190,208
Distributions Reinvested	762,893	472,135
Cost of Shares Redeemed	(7,897,209)	(9,009,068)
Total From Capital Transactions: Class I	9,738,095	85,653,275

Class N Shares:
Proceeds from Shares Issued	45,076	195,302
Distributions Reinvested	781	742
Cost of Shares Redeemed	(172,904)	(40,140)
Total From Capital Transactions: Class N	(127,047)	155,904

Total Increase in Net Assets	12,972,170	81,781,277

Nets Assets:
Beginning of Period	81,781,277	—
End of Period	$94,753,447	$81,781,277

SHARE ACTIVITY
Class I:
Shares Sold	1,128,582	6,141,557
Shares Reinvested	50,977	32,112
Shares Redeemed	(533,165)	(607,887)
Net increase in shares of beneficial interest outstanding	646,394	5,565,783
Class N:
Shares Sold	3,002	13,076
Shares Reinvested	53	51
Shares Redeemed	(11,275)	(2,702)
Net increase (decrease) in shares of beneficial interest outstanding	(8,220)	10,424

*	Fund commenced operations on November 2, 2017.

Redwood Systematic Macro Trend (“SMarT”) Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period
	April 30, 2019	November 2. 2017
	(Unaudited)	Through October 31, 2018*

Operations:
Net Investment Income	$521,589	$1,074,712
Net Realized Gain (Loss) on Investments	(3,637,760)	279,044
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,391,666	(3,194,463)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,275,495	(1,840,707)

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(735,661)	(1,082,341)
Class N	(1,487)	(2,009)
Total Distributions to Shareholders	(737,148)	(1,084,350)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	11,407,555	64,820,562
Distributions Reinvested	734,946	1,082,256
Cost of Shares Redeemed	(5,005,558)	(7,289,612)
Total From Capital Transactions: Class I	7,136,943	58,613,206

Class N Shares:
Proceeds from Shares Issued	45,197	174,655
Distributions Reinvested	1,487	2,009
Cost of Shares Redeemed	(104,926)	(34,017)
Total From Capital Transactions: Class N	(58,242)	142,647

Total Increase in Net Assets	7,617,048	55,830,796

Nets Assets:
Beginning of Period	55,830,796	—
End of Period	$63,447,844	$55,830,796

SHARE ACTIVITY
Class I:
Shares Sold	794,127	4,256,106
Shares Reinvested	51,501	71,781
Shares Redeemed	(348,252)	(481,564)
Net increase in shares of beneficial interest outstanding	497,376	3,846,323
Class N:
Shares Sold	3,104	11,577
Shares Reinvested	105	133
Shares Redeemed	(7,243)	(2,247)
Net increase (decrease) in shares of beneficial interest outstanding	(4,034)	9,462

*	Fund commenced operations on November 2, 2017.

Redwood Activist LeadersTM Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period
	April 30, 2019	November 2. 2017
	(Unaudited)	Through October 31, 2018*

Operations:
Net Investment Income	$86,229	$33,351
Net Realized Gain (Loss) on Investments	(927,999)	670,231
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,612,522	(3,483,240)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,770,752	(2,779,658)

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(1,145,076)	(36,979)
Class N	(2,208)	(24)
Total Distributions to Shareholders	(1,147,284)	(37,003)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	5,994,224	44,625,822
Distributions Reinvested	1,144,808	36,974
Cost of Shares Redeemed	(3,409,256)	(11,153,874)
Total From Capital Transactions: Class I	3,729,776	33,508,922

Class N Shares:
Proceeds from Shares Issued	7,122	81,358
Distributions Reinvested	2,209	24
Cost of Shares Redeemed	(71,958)	(15,473)
Total From Capital Transactions: Class N	(62,627)	65,909

Total Increase in Net Assets	4,290,617	30,758,170

Nets Assets:
Beginning of Period	30,758,170	—
End of Period	$35,048,787	$30,758,170

SHARE ACTIVITY
Class I:
Shares Sold	411,477	2,763,890
Shares Reinvested	89,800	2,386
Shares Redeemed	(238,863)	(693,351)
Net increase in shares of beneficial interest outstanding	262,414	2,072,925
Class N:
Shares Sold	483	5,162
Shares Reinvested	174	—
Shares Redeemed	(4,854)	(965)
Net increase (decrease) in shares of beneficial interest outstanding	(4,197)	4,197

*	Fund commenced operations on November 2, 2017.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.86		$15.95	$15.66	$14.60	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.02		0.45	0.43	0.40	0.13	0.22
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.44		(0.55)	0.51	1.00	(0.65)	0.35
Total From Operations	0.46		(0.10)	0.94	1.40	(0.52)	0.57
Less Distributions:
From Net Investment Income	(0.18)		(0.99)	(0.65)	(0.34)	(0.16)	(0.29)
Total Distributions	(0.18)		(0.99)	(0.65)	(0.34)	(0.16)	(0.29)
Paid-in-Capital from Redemption Fees	—		0.00 (f)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(f)
Net Asset Value, End of Period	$15.14		$14.86	$15.95	$15.66	$14.60	$15.28
Total Return (b)	3.05%		(0.65)%	6.24%	9.72%	(3.39)%	3.83	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$55,461		$52,093	$75,575	$44,383	$48,132	$31,129
Ratio of Expenses to Average Net Assets (e)	1.63	% (c)	1.50%	1.43%	1.52%	1.73%	1.79	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	0.32	% (c)	2.94%	2.72%	2.71%	0.88%	2.58	% (c)
Portfolio Turnover Rate	2	% (d)	217%	110%	111%	519%	358	% (d)

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.84		$15.94	$15.65	$14.58	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.00	(f)	0.40	0.38	0.36	0.10	0.23
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.44		(0.54)	0.52	1.01	(0.66)	0.33
Total From Operations	0.44		(0.14)	0.90	1.37	(0.56)	0.56
Less Distributions:
From Net Investment Income	(0.14)		(0.96)	(0.61)	(0.30)	(0.14)	(0.28)
Total Distributions	(0.14)		(0.96)	(0.61)	(0.30)	(0.14)	(0.28)
Paid-in-Capital from Redemption Fees	—		0.00 (f)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(f)
Net Asset Value, End of Period	$15.14		$14.84	$15.94	$15.65	$14.58	$15.28
Total Return (b)	2.99%		(0.97)%	5.99%	9.51%	(3.69)%	3.71	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000s)	$13,247		$13,364	$24,473	$24,263	$20,107	$14,863
Ratio of Expenses to Average Net Assets (e)	1.88	% (c)	1.74%	1.68%	1.77%	1.99%	2.04	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	0.06	% (c)	2.61%	2.42%	2.46%	0.68%	2.33	% (c)
Portfolio Turnover Rate	2	% (d)	217%	110%	111%	519%	358	% (d)

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less than 0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	April 30, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.95		$16.03		$15.74	$14.66		$15.32		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.04		0.46		0.43	0.40		0.17		0.39
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.43		(0.55)		0.51	1.02		(0.66)		0.22
Total From Operations	0.47		(0.09)		0.94	1.42		(0.49)		0.61
Less Distributions:
From Net Investment Income	(0.18)		(0.99)		(0.65)	(0.34)		(0.17)		(0.29)
Total Distributions	(0.18)		(0.99)		(0.65)	(0.34)		(0.17)		(0.29)
Paid-in-Capital from Redemption Fees	—		0.00	(h)	0.00 (h)	0.00	(h)	0.00	(h)	0.00	(h)
Net Asset Value, End of Period	$15.24		$14.95		$16.03	$15.74		$14.66		$15.32
Total Return (b)	3.17%		(0.64)%		6.20%	9.82%		(3.25)%		4.10	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$280,030		$284,993		$350,196	$208,186		$207,455		$219,812
Ratio of gross expenses to average net assets (e)	1.63	% (c)(f)	1.46	% (f)	1.43%	1.52	% (f)	1.72	% (f)	1.79	% (c)(f)
Ratio of net expenses to average net assets (e)	1.43	% (c)	1.48	% (g)	1.50%	1.50	% (g)	1.50%		1.50	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(i)	0.52	% (c)	3.01%		2.72%	2.69%		1.15%		2.87	% (c)
Portfolio Turnover Rate	2	% (d)	217%		110%	111%		519%		358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(h)	Amount is less than 0.005 per share.

(i)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I					Class N
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017*		April 30, 2019		October 31, 2018	October 31, 2017*
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$15.31		$15.46	$15.00		$15.61		$15.72	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.22		0.42	0.37		0.20		0.33	—
Net Gain from Investments (Both Realized and Unrealized)	0.55		(0.18)	0.37		0.58		(0.12)	0.72
Total From Operations	0.77		0.24	0.74		0.78		0.21	0.72
Less Distributions:
From Net Investment Income	(0.22)		(0.39)	(0.28)		(0.15)		(0.32)	—
Total Distributions	(0.22)		(0.39)	(0.28)		(0.15)		(0.32)	—
Net Asset Value, End of Period	$15.86		$15.31	$15.46		$16.24		$15.61	$15.72
Total Return (b)	5.09%		1.64%	4.93	% (h)	5.00%		1.31%	4.80	% (h)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$165,886		$170,030	$46,625		$91		$162	$16	(g)
Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.08	% (c)	1.04%	1.44	% (c)	1.33	% (c)	1.25%	1.69	% (c)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.00	% (c)	1.04%	1.23	% (c)	1.25	% (c)	1.25%	1.48	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.08	% (c)	0.96%	1.22	% (c)	1.33	% (c)	1.22%	1.47	% (c)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.00	% (c)	0.96%	1.00	% (c)	1.25	% (c)	1.22%	1.25	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.87	% (c)	2.73%	3.77	% (c)	2.58	% (c)	2.08%	0.00	% (c)
Portfolio Turnover Rate	9	% (d)	280%	24	% (d)	9	% (d)	280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

Redwood AlphaFactor® Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I					Class N
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017*		April 30, 2019		October 31, 2018	October 31, 2017*
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$16.28		$16.32	$15.00		$16.25		$16.32	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.07		0.19	0.07		0.06		0.13	(0.14)
Net Gain from Investments (Both Realized and Unrealized)	0.80		—	1.25		0.79		0.02	1.46
Total From Operations	0.87		0.19	1.32		0.85		0.15	1.32
Less Distributions:
From Net Investment Income	(0.09)		(0.13)	—		(0.06)		(0.12)	—
From Net Realized Gains	(1.41)		(0.10)	—		(1.41)		(0.10)	—
Total Distributions	(1.50)		(0.23)	—		(1.47)		(0.22)	—
Net Asset Value, End of Period	$15.65		$16.28	$16.32		$15.63		$16.25	$16.32
Total Return (b)	5.93%		1.12%	8.80%		5.79%		0.89%	8.80%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$93,044		$70,528	$61,794		$484	(g)	$883	$278	(g)
Ratio of Expenses to Average Net Assets (e)	1.36	% (c)	1.21%	1.37	% (c)	1.61	% (c)	1.47%	1.62	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	% (c)	1.20%	1.20	% (c)	1.45	% (c)	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,f)	0.98	% (c)	1.10%	0.71	% (c)	0.76	% (c)	0.78%	(1.33	)% (c)
Portfolio Turnover Rate	215	% (d)	128%	8	% (d)	215	% (d)	128%	8	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I			Class N
	For the	For the Period		For the	For the Period
	Six Months Ended	November 2, 2017		Six Months Ended	November 2, 2017
	April 30, 2019	Through October 31, 2018*		April 30, 2019	Through October 31, 2018*
	(Unaudited)			(Unaudited)

Net Asset Value, Beginning of Period	$14.67	$15.00		$14.66	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.11	0.08		0.10	0.06
Net Gain from Investments (Both Realized and Unrealized)	0.60	(0.32)		0.59	(0.33)
Total From Operations	0.71	(0.24)		0.69	(0.27)
Less Distributions:
From Paid in Capital	—	(0.09)		—	(0.07)
From Net Investment Income	(0.13)	(0.00	) (g)	(0.07)	(0.00	) (g)
Total Distributions	(0.13)	(0.09)		(0.07)	(0.07)
Net Asset Value, End of Period	$15.25	$14.67		$15.28	$14.66
Total Return (b)	4.86%	(1.58)%		4.71%	(1.79)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$94,720	$81,628		$34	$153
Ratio of Expenses to Average Net Assets (c,e)	1.27%	1.23%		1.52%	1.51%
Ratio of Net Expenses to Average Net Assets (c,e)	1.20%	1.20%		1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	1.51%	0.55%		1.30%	0.38%
Portfolio Turnover Rate (d)	122%	682%		122%	682%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is less than 0.005 per share.

(g)	Amount represents less than $0.005.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I		Class N
	For the	For the Period	For the	For the Period
	Six Months Ended	November 2, 2017	Six Months Ended	November 2, 2017
	April 30, 2019	Through October 31, 2018*	April 30, 2019	Through October 31, 2018*
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$14.48	$15.00	$14.47	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.13	0.35	0.12	0.28
Net Gain from Investments (Both Realized and Unrealized)	0.16	(0.53)	0.16	(0.50)
Total From Operations	0.29	(0.18)	0.28	(0.22)
Less Distributions:
From Net Realized Gains	(0.07)	—	(0.07)	—
From Net Investment Income	(0.11)	(0.34)	(0.06)	(0.31)
Total Distributions	(0.18)	(0.34)	(0.13)	(0.31)
Net Asset Value, End of Period	$14.59	$14.48	$14.62	$14.47
Total Return (b)	2.07%	(1.27)%	1.95%	(1.52)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$63,368	$55,694	$79	$137
Ratio of Expenses to Average Net Assets (c,e)	1.42%	1.41%	1.67%	1.67%
Ratio of Net Expenses to Average Net Assets (c,e)	1.30%	1.30%	1.55%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	1.83%	2.30%	1.62%	1.85%
Portfolio Turnover Rate (d)	217%	20%	217%	20%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

Redwood Activist LeadersTM Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I		Class N
	For the	For the Period	For the	For the Period
	Six Months Ended	November 2, 2017	Six Months Ended	November 2, 2017
	April 30, 2019	Through October 31, 2018*	April 30, 2019	Through October 31, 2018*
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$14.81	$15.00	$14.79	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.04	0.02	0.03	(0.02)
Net Gain from Investments (Both Realized and Unrealized)	0.71	(0.19)	0.67	(0.18)
Total From Operations	0.75	(0.17)	0.70	(0.20)
Less Distributions:
From Net Realized Gains	(0.51)	—	(0.51)	—
From Net Investment Income	(0.04)	(0.02)	(0.02)	(0.01)
Total Distributions	(0.55)	(0.02)	(0.53)	(0.01)
Paid-in-Capital from Redemption Fees	—	0.00 (g)	—	0.00 (g)
Net Asset Value, End of Period	$15.01	$14.81	$14.96	$14.79
Total Return (b) (d)	5.73%	(1.14)%	5.43%	(1.34)%
Ratios/Supplemental Data
Net Assets, End of Period	$35,048,771	$30,696,083	$16	$62,087
Ratio of Expenses to Average Net Assets (c,e)	1.23%	1.16%	1.48%	1.40%
Ratio of Net Expenses to Average Net Assets (c,e)	0.90%	0.90%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.55%	0.11%	0.40%	(0.11)%
Portfolio Turnover Rate (d)	44%	111%	44%	111%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is less than 0.005 per share.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical Core Fund (the “Tactical Core Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend Fund (the “SMarT Fund”), Redwood Activist Leaders Fund (the “Activist Leader Fund”), and collectively (the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund and Tactical Core Fund commenced operations on March 9, 2017. The Activist Leaders Fund, Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective. The Activist Leader Fund seeks to generate long-term capital growth. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund, and Activist Leader Fund each offer Class I and Class N shares. All classes are sold at NAV. Each share class represents an interest in the same assets of the Funds and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

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April 30, 2019

There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

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April 30, 2019

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investments	$80	$—	$—	$80
U.S. Government Obligations	327,231,547	—	—	327,231,547
Total Assets	$327,231,627	$—	$—	$327,231,627

Derivatives
Swaps *	$—	$5,035,585	$—	$5,035,585
Total Assets	$—	$5,035,585	$—	$5,035,585

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$163,345,635	$—	$—	$163,345,635
Short Term Investments	497,705	—	—	497,705
Total Assets	$163,843,340	$—	$—	$163,843,340

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$88,870,170	$—	$—	$88,870,170
REITS	2,854,434	—	—	2,854,434
Short-Term Investments	56	—	—	56
Total Assets	$91,724,660	$—	$—	$91,724,660

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$37,615,151	$—	$—	$37,615,151
Short-Term Investments	83	—	—	83
U.S. Government Obligations	49,725,948	—	—	49,725,948
Total Assets	$87,341,182	$—	$—	$87,341,182

Derivatives
Swaps *	$—	$2,531,892	$—	$2,531,892
Total Assets	$—	$2,531,892	$—	$2,531,892

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,854,573	$—	$—	$12,854,573
Exchange Traded Funds	12,854,749	—	—	12,854,749
REITS	1,047,005	—	—	1,047,005
Short-Term Investments	28,869	—	—	28,869
U.S. Government Obligations	35,845,080	—	—	35,845,080
Total Assets	$62,630,276	$—	$—	$62,630,276
Liabilities
Derivatives
Swaps *	$—	$353,260	$—	$353,260
Total Liabilities	$—	$353,260	$—	$353,260

Redwood Activist Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$34,887,229	—	—	$34,887,229
Total Assets	$34,887,229	$—	$—	$34,887,229

The Funds did not hold any Level 3 securities during the period.

*	Appreciation of swap contracts is reported in the above table.

Swap Agreements – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund and Tactical International Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, securities, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

The Managed Volatility Fund maintains a control account with the value of the collateral to be not less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of April 30, 2019 no open swaps were held with Barclays Bank. As of April 30, 2019 the notional value of the credit default swap was $190,000,000. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

the contract’s remaining life), which is monthly. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2019 was $96,347,000, with an upfront payment of $10,963,900 for the swap open at April 30, 2019. The average month end notional value of the total return swaps that the Managed Volatility Fund, Tactical International Fund, and SMarT Fund invested in during the six months ended April 30, 2019 was $97,194,115, $52,551,121, and $5,146,978, respectively.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2019:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Depreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Depreciation on Swap Contracts

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2019:

Managed Volatility Fund

Liability Derivatives Investment Value
Derivative Investment Type	Interest Rate
Credit Default Swap Contracts	$3,605,490
Total Return Swap Contracts	$1,430,095
Total	$5,035,585

Tactical International Fund

Liability Derivatives Investment Value
Derivative Investment Type	Interest Rate
Total Return Swap Contracts	$2,531,892

Systematic Macro Trend (“SMarT”) Fund

Liability Derivatives Investment Value
Derivative Investment Type	Interest Rate
Total Return Swap Contracts	$353,260

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended April 30, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net realized gain (loss) on Swap Contracts
Net change in unrealized appreciation (depreciation) on Swap Contracts

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2019:

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April 30,
Derivative Investment Type	Interest Rate	2019
Swap Contracts	$8,410,884	$8,410,884

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April 30,
Derivative Investment Type	Interest Rate	2019
Swap Contracts	$5,314,745	$5,314,745

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Six Months
Derivative Investment Type	Equity Risk	Ended April 30, 2019
Total Return Swap Contracts	$(354,044)	$(354,044)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2019
Total Return Swap Contracts	$2,531,893	$2,531,893

Systematic Macro Trend (“SMarT”) Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Six Months
Derivative Investment Type	Equity Risk	Ended April 30, 2019
Total Return Swap Contracts	$(69,226)	$(69,226)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2019
Total Return Swap Contracts	$353,260	$353,260

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2019.

Managed Volatility Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets (1)	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Total Return Swap Contracts	$5,035,585	$—	$5,035,585	$(5,035,585)	$—	(2)	$—
Total	$5,035,585	$—	$5,035,585	$(5,035,585)	$—		$—

Redwood AlphaFactor® Tactical International Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Total Return Swap Contracts	$2,531,892	$—	$2,531,892	$(2,531,892)	$—	(2)	$—
Total	$2,531,892	$—	$2,531,892	$(2,531,892)	$—		$—

Redwood Systematic Mactro Trend “SMarT” Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Total Return Swap Contracts	$353,260	$—	$353,260	$(353,260)	$—	(2)	$—
Total	$353,260	$—	$353,260	$(353,260)	$—		$—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and according, does not include excess collateral pledged

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund, Municipal Income Fund, Activist Leaders Fund, Tactical International Fund and SMarT Fund. The Tactical Core Fund make distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Federal Income Taxes – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2016 to October 31, 2018 for the Managed Volatility Fund, the open tax year ended October 31, 2017 to October 31, 2018 for the Municipal Income Fund and Tactical Core Fund, and the open tax year ended October 31, 2018 for the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMaRT Fund, and the Activist Leader Fund or positions expected to be taken in the Funds’ October 31, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2019: amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$1,132,158	$339,445,139
Municipal Income Fund	167,696,129	10,000,000
Tactical Core Fund	111,714,856	93,987,985
Tactical International Fund	64,345,356	27,987,909
SMarT Fund	61,473,153	90,467,612
Activist Leaders Fund	16,674,305	13,631,693

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with each Fund’s investments. The Risks associated with a Fund’s investments include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, rules-based strategy risk, swap risk, swaptions risk, U.S. government securities risk and valuation risk.

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April 30, 2019

Tactical Core Fund: active trading risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, gap risk, index tracking error risk, insurance sector risk, investment companies and ETFs risk, management risk, market capitalization risk, market events risk, market risk, model risk, money market instrument risk, retail sector risk, rules-based strategy risk, underlying fund risk and U.S. government securities risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, rules-based strategy risk, swap risk, taxability risk, underlying fund risk and U.S. government securities risk.

Activist Leaders Fund: activist risk, cybersecurity risk, derivatives risk, equity risk, gap risk, geographic and sector risk, index tracking error risk, market capitalization risk, market events risk, market risk, passive investment risk and quantitative investing risk.

Tactical International Fund: American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, quantitative investing risk, U.S. government securities risk and valuation risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk and valuation risk.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested.

Equity Risk – The Tactical Core Fund, Activist Leaders Fund, Tactical International Fund, and SMarT Fund are subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Index Tracking Error Risk – The Tactical Core Fund, Activist Leaders Fund and Tactical International Fund are each subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times or may hold securities not included in the Index.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Funds may invest in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Swap Risk – The Managed Volatility Fund, Municipal Income, Smart Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical Core Fund	0.90%
Tactical International Fund	0.90%
SMarT Fund	1.00%
Activist Leaders Fund	0.60%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2020 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the applicable Fund and its shareholders. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund *	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical Core Fund	1.20%	1.45%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%
Activist Leaders Fund	0.90%	1.15%

During the six months ended April 30, 2019, the Advisor reimbursed $269,371, $60,210, $58,966, $28,798, $34,965, and $52,110 to the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leaders Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

		Managed		AlphaFactor®	Systematic
	Managed	Municipal Income	AlphaFactor®	Tactical	Macro Trend	Activist Leaders
Year	Volatility Fund	Fund	Tactical Core Fund	International Fund	(“SMarT”) Fund	Fund
2019	$32,501	$—	$—	$—	$—	$—
2020	—	45,756	39,609	—	—	—
2021	298,755	—	10,685	20,123	50,647	80,576
Total	$331,256	$45,756	$50,294	$20,123	$50,647	$80,576

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2019, Class N paid $16,530, $184, $1,099, $177, $191, and $66, in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leader Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Managed Volatility Fund	$327,271,756	$468	$(40,597)	$(40,129)
Municipal Income Fund	158,204,654	5,638,686	—	5,638,686
Tactical Core Fund	87,212,863	5,663,852	(1,152,055)	4,511,797
Tactical International Fund	86,249,021	2,006,182	(914,021)	1,092,161
SMarT Fund	61,765,150	1,169,753	(304,627)	865,126
Activist Leaders Fund	36,145,017	1,883,011	(3,140,799)	(1,257,788)

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	For the period ended October 31, 2018:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Managed Volatility Fund	$28,113,133	$—	$—	$—	$28,113,133
Municipal Income Fund	297,527	—	36,661	2,559,969	2,894,157
Tactical Core Fund	1,084,922	—	—	—	1,084,922
Tactical International Fund	472,930	—	—	—	472,930
SMarT Fund	1,084,350	—	—	—	1,084,350
Activist Leaders Fund	37,004	—	—	—	37,004

	For the period ended October 31, 2017:
	Ordinary	Long-Term	Exempt
Portfolio	Income	Capital Gains	Income	Total
Managed Volatility Fund	$13,360,733	$—	$—	$13,360,733
Municipal Income Fund	15,639	—	708,387	724,026

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Volatility Fund	$—	$1,839,838	$—	$—	$(13,846,942)	$—	$(9,400,346)	$(21,407,450)
Municipal Income Fund	—	—	—	—	(1,961,287)	—	—	(1,961,287)
Tactical Core Fund	—	6,547,546	92,473	—	—	—	(4,176,398)	2,463,621
Tactical International Fund	—	13,005	—	—	(4,033,862)	—	(269)	(4,021,126)
SMarT Fund	—	265,057	9,940	—	—	—	(3,193,280)	(2,918,283)
Activist Leaders Fund	—	1,051,796	8,622	—	—	—	(3,870,310)	(2,809,892)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and tax adjustments for real estate investment trusts, C-Corporation return of capital distributions and partnerships.

At October 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Managed Volatility Fund	$12,084,982	$1,761,960	$13,846,942
Municipal Income Fund	1,961,287	—	1,961,287
Tactical Core Fund	—	—	—
Tactical International Fund	4,033,862	—	4,033,862
SMarT Fund	—	—	—
Activist Leaders Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and the return of capital distributions, resulted in reclassifications for the period ended October 31, 2018 as follows:

	Paid	Accumulated
	In	Earnings
Portfolio	Capital	(Losses)
Managed Volatility Fund	$(1)	$1
Municipal Income Fund	(36,661)	36,661
Tactical Core Fund	—	—
Tactical International Fund	(6,776)	6,776
SMarT Fund	(6,774)	6,774
Activisit Leaders Fund	(6,770)	6,770

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Managed Municipal Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in Nuveen High Yield Municipal Bond Fund-Institutional Class (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov”. As of April 30, 2019, the percentage of the Managed Municipal Income Fund’s net assets invested in the security was 49.8%.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

				Tactical
	Managed Volatility	Municipal	Tactical Core	International		Activist
Owner	Fund	Income Fund	Fund	Fund	SMarT Fund	Leaders Fund
Charles Schwab (1)	—	—	31.0%	39.8%	35.8%	39.6%
National Financial Services (1)	32.4%	33.9%	—	—	—	—
TD Ameritrade (1)	40.5%	46.7%	58.5%	57.7%	62.0%	59.7%

(1)	These owners are comprised of multiple investors and accounts.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2018 and held through April 30, 2019.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/18	4/30/19	Period*	4/30/19	Period*
Redwood Managed Volatility Fund	1.63%	$1,000.00	$1,036.40	$8.23	$1,016.71	$8.15
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,050.90	$5.09	$1,019.84	$5.01
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$1,059.30	$6.13	$1,018.84	$6.01
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$1,048.60	$6.10	$1,018.84	$6.01
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$1,020.70	$6.51	$1,018.35	$6.51
Redwood Activist Leader Fund	0.90%	$1,000.00	$1,057.30	$4.59	$1,020.33	$4.51

Class N
Redwood Managed Volatility Fund	1.88%	$1,000.00	$1,029.90	$9.46	$1,015.47	$9.39
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,050.00	$6.35	$1,018.60	$6.25
Redwood AlphaFactor® Tactical Core Fund	1.45%	$1,000.00	$1,057.90	$7.40	$1,017.60	$7.25
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$1,047.10	$7.36	$1,017.60	$7.25
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$1,019.50	$7.76	$1,017.11	$7.75
Redwood Activist Leader Fund	1.15%	$1,000.00	$1,054.30	$5.86	$1,019.09	$5.76

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$1,031.70	$7.20	$1,017.70	$7.15

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2019, (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 8, 2019